PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 4: PROPERTY AND EQUIPMENT, NET

Composition:

	As of December 31	As of December 31
	2021	2020

Cost:
Computers and peripheral equipment	$436	$384
Office furniture and equipment	$134	$75
Leasehold improvements	$273	$46

Total cost	$843	$505
Less: accumulated depreciation	(509)	(398)
Property and equipment, net	334	107

Depreciation expenses totaled to $94 for the years ended December 31, 2021 and 2020.

VIEWBIX INC.

NOTES TO COMBINED CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share data)